Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Other components of equity [member]	Total attributable to owners of the Controlling Company [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2019	₩ 15,140,684	₩ 1,564,499	₩ 1,440,258	₩ 11,590,916	₩ 194,934	₩ (1,170,083)	₩ 13,620,524	₩ 1,520,160
Comprehensive income
Profit for the year	746,256			700,889			700,889	45,367
Remeasurements of net defined benefit liabilities	(60,181)			(49,554)			(49,554)	(10,627)
Share of gain on remeasurements of associates and joint ventures	786			410			410	376
Share of other comprehensive loss of associates and joint ventures	15,932				14,701		14,701	1,231
Valuation gain on cash flow hedge	27,387				27,433		27,433	(46)
Gain (Loss) on valuation of financial instruments at fair value through other comprehensive income	41,997			184,215	(150,135)		34,080	7,917
Exchange differences on translation of foreign operations	(2,666)				(882)		(882)	(1,784)
Total comprehensive income for the year	769,511			835,960	(108,883)		727,077	42,434
Transactions with owners
Dividends paid by the Controlling Company	(269,766)			(269,766)			(269,766)
Dividends paid to non-controlling interest of subsidiaries	(40,802)							(40,802)
Changes in ownership interest in subsidiaries	29,825					11,628	11,628	18,197
Appropriations of loss on disposal of treasury stock				(1,690)		1,690
Acquisition of treasury stock	(110,097)					(110,097)	(110,097)
Disposal of treasury stock	33,213					33,213	33,213
Others	(1,135)					(1,135)	(1,135)	0
Subtotal	(358,762)			(271,456)		(64,701)	(336,157)	(22,605)
Ending balance at Dec. 31, 2020	15,551,433	1,564,499	1,440,258	12,155,420	86,051	(1,234,784)	14,011,444	1,539,989
Comprehensive income
Profit for the year	1,459,395			1,356,878			1,356,878	102,517
Remeasurements of net defined benefit liabilities	55,822			47,348			47,348	8,474
Share of gain on remeasurements of associates and joint ventures	(1,596)			(1,559)			(1,559)	(37)
Share of other comprehensive loss of associates and joint ventures	(24,216)				(19,718)		(19,718)	(4,498)
Valuation gain on cash flow hedge	5,272				5,222		5,222	50
Gain (Loss) on valuation of financial instruments at fair value through other comprehensive income	129,780			76,288	47,247		123,535	6,245
Exchange differences on translation of foreign operations	505				(1,333)		(1,333)	1,838
Total comprehensive income for the year	1,624,962			1,478,955	31,418		1,510,373	114,589
Transactions with owners
Dividends paid by the Controlling Company	(326,487)			(326,487)			(326,487)
Dividends paid to non-controlling interest of subsidiaries	(23,762)							(23,762)
Changes in scope of consolidation	(17,566)							(17,566)
Changes in ownership interest in subsidiaries	(6,823)					15,797	15,797	(22,620)
Appropriations of loss on disposal of treasury stock				(20,498)		20,498
Acquisition of treasury stock	(190,105)					(190,105)	(190,105)
Disposal of treasury stock	50,954					50,954	50,954
Recognition of the obligation to purchase its own equity	(101,829)					(101,829)	(101,829)
Others	6,384					6,389	6,389	(5)
Subtotal	(609,234)			(346,985)		(198,296)	(545,281)	(63,953)
Ending balance at Dec. 31, 2021	16,567,161	1,564,499	1,440,258	13,287,390	117,469	(1,433,080)	14,976,536	1,590,625
Comprehensive income
Profit for the year	1,385,635			1,260,470			1,260,470	125,165
Remeasurements of net defined benefit liabilities	181,429			165,524			165,524	15,905
Share of gain on remeasurements of associates and joint ventures	(332)			(189)			(189)	(143)
Share of other comprehensive loss of associates and joint ventures	(10,851)				(8,291)		(8,291)	(2,560)
Valuation gain on cash flow hedge	(31,330)				(32,140)		(32,140)	810
Gain (Loss) on valuation of financial instruments at fair value through other comprehensive income	(158,574)			4,091	(160,785)		(156,694)	(1,880)
Exchange differences on translation of foreign operations	17,464				5,971		5,971	11,493
Total comprehensive income for the year	1,383,441			1,429,896	(195,245)		1,234,651	148,790
Transactions with owners
Dividends paid by the Controlling Company	(450,393)			(450,393)			(450,393)
Dividends paid to non-controlling interest of subsidiaries	(26,407)							(26,407)
Changes in scope of consolidation	3,152							3,152
Changes in ownership interest in subsidiaries	121,619					88,924	88,924	32,695
Appropriations of loss on disposal of treasury stock				(11,577)		11,577
Acquisition of treasury stock	763,081					763,081	763,081
Conversion of redeemable convertible preferred shares of subsidiaries to common shares	51,476							51,476
Others	(434)					(2,654)	(2,654)	2,220
Subtotal	462,094			(461,970)		860,928	398,958	63,136
Ending balance at Dec. 31, 2022	₩ 18,412,696	₩ 1,564,499	₩ 1,440,258	₩ 14,255,316	₩ (77,776)	₩ (572,152)	₩ 16,610,145	₩ 1,802,551